GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL
Goodwill	2024	2023
Axxum Technologies	5,153,266	5,153,266
Cloudburst Security	1,439,038	1,439,038
Total Goodwill	6,592,304	6,592,304